Cost of Revenue (Details) - Schedule of Cost of Revenue - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Cost of Revenue [Abstract]
Purchase of finished goods	€ 5,375,537	€ 6,012,282
Purchase of raw materials	1,056	927
Outsourcing service	2,550	504
Inventory adjustment	(263,201)
Total	€ 5,115,942	€ 6,013,713